Basis of Preparation - Additional Information (Detail) $ in Millions, $ in Millions	Mar. 06, 2019 $ / $	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2018 USD ($) $ / $	Jan. 01, 2018 MXN ($)	Dec. 31, 2017 MXN ($) / $
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate		19.6350	19.6350
Increase decrease in foreign currency exchange rate		1.60%	1.60%
Retained earnings		$ 71,270	$ 3,630		$ 61,786
Adoption of IAS 29 for Argentina [member]
Disclosure of Detailed Information About Investment Property [line items]
Retained earnings | $				$ 87
Percentage of total portfolio maintained at the date of adoption				1.00%
Venezuela [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate | / $					22,793
Foreign currency exchange [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate	19.3065